November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Equity Index Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Equity Index FUND

Objective

Equity Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s 500 Composite Index (S&P 500).

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The main risks of investing in Equity Index Fund include:

Risks of Common Stocks.    Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Failure to Match Performance of S&P 500.    The fund’s ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Equity Index Fund

1

First American Equity Index FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

36.97%	22.44%	32.84%	28.56%	20.41%	–9.58%	–12.13%	–22.19%	28.14%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1998	21.39%
Worst Quarter: Quarter ended	September 30, 2002	(17.17)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04	Inception Date	One Year	Five Years	Ten Years

Equity Index Fund	2/4/94	13.45%	(1.68)%	10.71%

Standard & Poor’s 500 Composite Index[1]		13.87%	(1.31)%	11.08%

1An unmanaged index of large-capitalization stocks.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.55%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.18)%
Net Expenses (After Waivers)	0.37%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.37%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$56
3 years	$176
5 years	$307
10 years	$689

Fund Profile –	First American Equity Index Fund

2

First American Equity Index FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Equity Index Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

International Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American International FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The main risks of investing in International Fund include:

Risks of Equity Securities.    Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing.    International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the fund’s assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets.    The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies.    Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions.    If the sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American International Fund

1

First American International FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

9.59%	10.36%	4.88%	17.91%	50.93%	–15.35%	–23.38%	–18.85%	36.43%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	27.60%
Worst Quarter: Quarter ended	September 30, 2002	(19.13)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1]	Inception Date	One Year	Five Years	Ten Years

International Fund	4/4/94	14.13%	(2.19)%	4.47%

Morgan Stanley Capital International Europe, Australasia, Far East Index[2]		22.52%	(0.51)%	4.34%

1On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the fund’s assets. On 9/24/01, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both sub-advised by Clay Finlay Inc. Performance history prior to 9/24/01 represents that of the Firstar International Growth Fund.

2An unmanaged index including approximately 1,000 companies representing the stock markets of 21 countries in Europe, Australasia, and the Far East.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	1.10%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.40%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.05)%
Net Expenses (After Waivers)	1.35%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.35%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$143
3 years	$443
5 years	$766
10 years	$1,680

Fund Profile –	First American International Fund

2

First American International FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the fund and is responsible for the investment and reinvestment of the fund’s assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne, and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2004, Clay Finlay had more than $7.5 billion in assets under management.

The fund is managed by a team of persons associated with Clay Finlay.

At a meeting held on September 16, 2004, the board of directors of First American Investment Funds, Inc., approved the appointment of J.P. Morgan Investment Management Inc. (JPMorgan) as the sub-advisor to the fund, subject to the approval of the fund’s shareholders. A shareholder meeting to vote on the appointment of JPMorgan has been scheduled for December 8, 2004. Assuming shareholder approval is obtained, JPMorgan is expected to assume management of the fund from Clay Finlay shortly after the shareholder meeting. A proxy statement containing detailed information concerning JPMorgan will be provided to the fund’s shareholders before they are asked to vote on JPMorgan’s appointment.

J.P. Morgan Investment Management Inc. is a registered investment adviser under JPMorgan Fleming Asset Management, which had approximately $735 billion in assets under management as of September 30, 2004. The firm, which is based in New York City, was founded in 1838 and is the marketing name of the asset management business of JPMorgan Chase & Co., a publicly-traded company (NYSE:JPM).

James Fisher heads the JPMorgan team that will manage the International Fund. Mr. Fisher is a senior portfolio manager and managing director in the firm’s global portfolio group based in London. He joined the firm in 1985.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American International Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Mid Cap Growth Opportunities Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Mid Cap Growth Opportunities FUND

Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of September 30, 2004, market capitalizations of companies in the Russell Midcap Index ranged from approximately $525 million to $15.3 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.   While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs).    Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.    Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Mid Cap Growth Opportunities Fund

1

First American Mid Cap Growth Opportunities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–2.01%	29.64%	18.87%	17.42%	4.91%	2.53%	25.60%	–3.41%	–15.21%	33.41%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	24.27%
Worst Quarter: Quarter ended	September 30, 2001	(19.85)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1]	Inception Date	One Year	Five Years	Ten Years

Mid Cap Growth Opportunities Fund	12/28/89	17.18%	12.23%	10.90%

Russell Midcap Growth Index[2]		13.68%	0.63%	9.64%

Standard & Poor’s MidCap 400 Index[3]		17.55%	10.51%	14.48%

1On 9/24/01, the fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MidCap Core Equity Fund.

2An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Standard & Poor’s MidCap 400 Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund’s investment objective and strategies.

3An unmanaged, capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.05)%
Net Expenses (After Waivers)	0.95%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.95%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

Fund Profile –	First American Mid Cap Growth Opportunities Fund

2

First American Mid Cap Growth Opportunities FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Mid Cap Growth Opportunities Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Mid Cap Value Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Mid Cap Value FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of September 30, 2004, market capitalizations of companies in the Russell Midcap Index ranged from approximately $525 million to $15.3 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of a fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks.    Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks.    While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.    The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Mid Cap Value Fund

1

First American Mid Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

20.30%	32.34%	24.53%	–12.96%	–6.00%	21.27%	–0.28%	–9.06%	33.97%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	June 30, 1997	17.97%
Worst Quarter: Quarter ended	September 30, 1998	(30.80)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04	Inception Date	One Year	Five Years	Ten Years

Mid Cap Value Fund	2/4/94	23.95%	10.17%	9.58%

Russell Midcap Value Index[1]		25.62%	11.47%	13.88%

1An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.05)%
Net Expenses (After Waivers)	0.95%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.95%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

Fund Profile –	First American Mid Cap Value Fund

2

First American Mid Cap Value FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Mid Cap Value Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Small Cap Select Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Small Cap Select FUND

Objective

Small Cap Select Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of September 30, 2004, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $42 million to $3.5 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks.    Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs).    Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.    The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Small Cap Select Fund

1

First American Small Cap Select FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

2.52%	17.24%	10.98%	20.79%	–7.77%	17.10%	20.04%	12.39%	–17.76%	44.57%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 2001	27.52%
Worst Quarter: Quarter ended	September 30, 1998	(24.71)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1]	Inception Date	One Year	Five Years	Ten Years

Small Cap Select Fund	5/6/92	17.98%	13.38%	10.75%

Standard & Poor’s SmallCap 600 Index[2]		24.58%	11.49%	12.62%

Russell 2000 Index[3]		18.77%	7.41%	9.87%

1On 9/24/01, the fund became the successor by merger to the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

2An unmanaged, capitalization-weighted index that measures the performance of selected U.S. stocks with small market capitalizations.

3An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.04)%
Net Expenses (After Waivers)	0.96%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.96%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

Fund Profile –	First American Small Cap Select Fund

2

First American Small Cap Select FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

Effective March 23, 2004, a new portfolio management team associated with U.S. Bancorp Asset Management began managing the fund.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Small Cap Select Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Small Cap Value Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Small Cap Value FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of September 30, 2004, market capitalizations of companies in the Russell 2000 Index ranged from approximately $56 million to $2.4 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The main risks of investing in Small Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Small Cap Value Fund

1

First American Small Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

0.01%	47.33%	20.36%	20.37%	–8.26%	6.24%	20.43%	5.21%	–14.09%	43.24%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	June 30, 2003	18.90%
Worst Quarter: Quarter ended	September 30, 1998	(23.17)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1]	Inception Date	One Year	Five Years	Ten Years

Small Cap Value Fund	1/1/88	23.02%	12.20%	13.20%

Russell 2000 Value Index[2]		25.66%	14.71%	13.40%

1Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund’s Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

2An unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.02)%
Net Expenses (After Waivers)	0.98%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.98%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

Fund Profile –	First American Small Cap Value Fund

2

First American Small Cap Value FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Small Cap Value Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Large Cap Value Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Large Cap Value FUND

Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $525 million to $354 billion as of September 30, 2004, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The main risks of investing in Large Cap Value Fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.    The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Large Cap Value Fund

1

First American Large Cap Value FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

32.23%	29.47%	22.80%	9.99%	8.20%	0.46%	–7.71%	–20.75%	25.82%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1998	16.64%
Worst Quarter: Quarter ended	September 30, 2002	(18.78)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04	Inception Date	One Year	Five Years	Ten Years

Large Cap Value Fund	2/4/94	16.31%	(0.42)%	9.05%

Russell 1000 Value Index[1]		20.52%	4.31%	12.53%

1An unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.95%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.05)%
Net Expenses (After Waivers)	0.90%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.90%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$97
3 years	$303
5 years	$525
10 years	$1,166

Fund Profile –	First American Large Cap Value Fund

2

First American Large Cap Value FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Large Cap Value Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Small Cap Growth Opportunities Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Small Cap Growth Opportunities FUND

Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of September 30, 2004, market capitalizations of companies in the Russell 2000 Index ranged from approximately $56 million to $2.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund’s total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.    Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks.   Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs).    Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk.    Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.    To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short.    If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund “closes out” the short position (by acquiring the security in the open market). The fund’s risk of loss also increases if the fund is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Small Cap Growth Opportunities Fund

1

First American Small Cap Growth Opportunities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1,2

57.23%	13.92%	–2.45%	137.79%	11.60%	5.39%	–25.59%	59.45%

1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	70.80%
Worst Quarter: Quarter ended	September 30, 1998	(30.81)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1,2]	Inception Date	One Year	Five Years	Since Inception

Small Cap Growth Opportunities Fund	8/1/95	(0.11)%	15.67%	21.60%

Russell 2000 Growth Index[3]		11.92%	(0.68)%	3.60%

1On 12/12/02, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. On 9/24/01, the fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund.

2Small Cap Growth Opportunities Fund’s 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund’s future investment in IPOs will have the same effect on performance as it did in 1999.

3An unmanaged index that measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The since inception performance of the index is calculated from 7/31/95.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	1.40%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.72%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.04)%
Net Expenses (After Waivers)	1.68%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 1.68%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$175
3 years	$542
5 years	$933
10 years	$2,030

Fund Profile –	First American Small Cap Growth Opportunities Fund

2

First American Small Cap Growth Opportunities FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor.1 U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

Effective March 23, 2004, a new portfolio management team associated with U.S. Bancorp Asset Management began managing the fund.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

1As a result of an internal review, the advisor uncovered an action involving potentially improper trading of a portfolio security held in the fund. The advisor engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no employee of the advisor violated the applicable securities laws. The advisor has voluntarily reported this to the fund’s board of directors and to the Securities and Exchange Commission (SEC). The SEC has begun an informal inquiry into this matter, and the advisor is cooperating fully with the SEC in its inquiry.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Small Cap Growth Opportunities Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Stock Funds

Large Cap Growth Opportunities Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Large Cap Growth Opportunities FUND

Objective

Large Cap Growth Opportunities Fund’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $525 million to $354 billion as of September 30, 2004, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in U.S. domestic securities.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks.   Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk.    Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bank 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Large Cap Growth Opportunities Fund

1

First American Large Cap Growth Opportunities FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR1

–5.34%	30.03%	18.15%	22.91%	30.46%	14.29%	–1.22%	–22.21%	–25.08%	24.20%

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1998	24.04%
Worst Quarter: Quarter ended	September 30, 2001	(17.48)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04[1]	Inception Date	One Year	Five Years	Ten Years

Large Cap Growth Opportunities Fund	12/29/92	9.76%	(3.31)%	6.96%

Russell 1000 Growth Index[2]		7.51%	(6.78)%	8.72%

1On 9/24/01, the fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund.

2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.94%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.04)%
Net Expenses (After Waivers)	0.90%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.90%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$96
3 years	$300
5 years	$520
10 years	$1,155

Fund Profile –	First American Large Cap Growth Opportunities Fund

2

First American Large Cap Growth Opportunities FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Large Cap Growth Opportunities Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Bond Funds

Intermediate Government Bond Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Intermediate Government Bond FUND

Objective

Intermediate Government Bond Fund’s objective is to provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital.

Main Investment Strategies

Under normal market conditions, Intermediate Government Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund also may enter into repurchase agreements and options and futures transactions that generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

  Farm Credit System Financial Assistance Corporation;
  Federal Home Loan Banks System;
  Student Loan Marketing Association; and
  Tennessee Valley Authority.

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, yield, maturity, liquidity, and portfolio and geographical diversification.

The fund’s investments in Treasury, agency, and instrumentality securities may include zero coupon securities, adjustable rate securities, and U.S. Treasury inflation indexed securities. The fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions, the fund attempts to maintain an effective duration between 2.5 and 7 years and a weighted average effective maturity between 3 and 10 years.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677–FUND.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk.   Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk.   The fund’s income could decline due to falling market interest rates.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk.    During periods of falling interest rates, a bond issue may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Dollar Roll Transactions.   The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund has varied from year to year. However, because the fund was first offered in 2002, only one calendar year of performance information is available. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
Fund Profile –	First American Intermediate Government Bond Fund

1

First American Intermediate Government Bond FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

1.59%

2003

Best Quarter: Quarter ended	June 30, 2003	1.46%
Worst Quarter: Quarter ended	December 31, 2003	(0.33)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04	Inception Date	One Year	Since Inception

Intermediate Government Bond Fund	10/25/02	1.14%	2.47%

Lehman Intermediate Treasury Bond Index[1]		1.69%	2.60%

1An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and 10 years. The since inception performance of the index is calculated from 10/31/02.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal period.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.80%

1Net expenses for the fiscal period were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal period ended September 30, 2003, were:

Waiver of Fund Expenses	(0.20)%
Net Expenses (After Waivers)	0.60%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.60%. Fee waivers may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$82
3 years	$255
5 years	$444
10 years	$990

Fund Profile –	First American Intermediate Government Bond Fund

2

First American Intermediate Government Bond FUND continued

Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

Fund Profile –	First American Intermediate Government Bond Fund

3

November 1, 2004
Fund Profile
First American Investment Funds, Inc.
ASSET CLASS ~ Bond Funds

Core Bond Fund U.S. Bank 401(k) Savings Plan Class Y Shares

This profile is intended for use in connection with the U.S. Bank 401(k) Savings Plan and is not intended for use by other investors.

This profile summarizes key information about the fund that is included in the fund’s prospectus. The fund’s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

First American Core Bond FUND

Objective

Core Bond Fund’s objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

  U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
  mortgage- and asset-backed securities.
  corporate debt obligations, including debt obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a “top-down” approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund’s total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677–FUND.

Main Risks

The main risks of investing in Core Bond Fund include:

Interest Rate Risk.   Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk.   The fund’s income could decline due to falling market interest rates.

Credit Risk.   An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk.   During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Mortgage- and Asset-Backed Securities.   Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk.   Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions.   The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending.   To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments.   The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Fund Performance

Illustrations on the next page provide you with information on the fund’s volatility and performance. Of course, the fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund has varied from year to year. The table compares the fund’s performance over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The fund’s performance reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund’s performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bank 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
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First American Core Bond FUND continued

Fund Performance (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

17.29%	3.46%	8.85%	8.93%	–2.76%	11.06%	8.10%	8.31%	4.22%

1995	1996	1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	June 30, 1995	6.13%
Worst Quarter: Quarter ended	March 31, 1996	(1.63)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/04	Inception Date	One Year	Five Years	Ten Years

Core Bond Fund	2/4/94	2.87%	6.67%	6.91%

Lehman Aggregate Bond Index[1]		3.68%	7.48%	7.66%

1An unmanaged indexcomprised of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund’s operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund’s most recently completed fiscal year.1

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.80%

1Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.10)%
Net Expenses (After Waivers)	0.70%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers may be discontinued at any time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year	$82
3 years	$255
5 years	$444
10 years	$990

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Management of the Fund

U.S. Bancorp Asset Management, Inc. is the fund’s investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2004, U.S. Bancorp Asset Management and its affiliates had more than $119 billion in assets under management, including investment company assets of more than $53 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Asset Management.

Reviewing Investment Options

You may review and make changes to your investment options by calling the U.S. Bank Employee Service Center at 1-800-806-7009 or logging on to the U.S. Bank 401(k) Savings Plan Web site at www.yourbenefitsresources.com/usbank.

Using the U.S. Bank Employee Service Center or the U.S. Bank Retirement Program Web site, you can transfer money between investment funds on a daily basis. This applies to transfers to and from all accounts, including pre-tax, after-tax, rollover, and matching contribution accounts. You may transfer whatever dollar amount you choose out of each fund separately. Therefore, you can move money from one investment fund to one or more other investment funds without affecting all of the other funds in your account.

Transactions must be made and transfers confirmed by 3 p.m. (Central time), in order for the transfers to be effective the same day. If the New York Stock Exchange is closed or closes earlier than 3 p.m. (Central time) on that day, or there are unusual circumstances, earlier cutoffs will be applied.

Current account balance investment election changes not confirmed by 3 p.m. (Central time) or prior to stock market close, if earlier, will become effective the following business day and valued at the applicable closing market price(s) on the day the changes become effective.

The Plan is intended to constitute a plan as described in Section 404(c) of the Employee Retirement Income Security Act of 1975 (ERISA) and Title 29 of the Code of Federal Regulations Section 2550.404c-1. Since you will be choosing how to invest your account, you will be liable for any losses resulting from your investment elections. The fiduciaries of the Plan and U.S. Bank will not be liable for these losses.

Plan Distributions and Taxes

Distributions may be requested by calling the U.S. Bank Employee Service Center at 1-800-806-7009.

Distributions from the U.S. Bank 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee’s after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70½ may not be rolled over to an IRA or another qualified plan. Generally, an employee’s distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59½ are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bank 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call the U.S. Bank Employee Service Center at 1-800-806-7009 or log on to the Internet Web site at www.yourbenefitsresources.com/usbank.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

9/2004

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